Supplemental Disclosures of Non-cash Investing and Financing Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Real estate acquisition	$ 0	$ 31,995	$ 135,361	$ 62,236	$ 318,386
Reduction of CRE debt investments	0	31,995	135,361	62,236	123,682
Foreclosure of Real Estate Interest			0	0	50,029
Loans Assumed			0	0	248,252
Transfer Mortgage Payable			7,813	0	73,577
Notes Reduction			0	0	47,372
Increase in restricted cash	0	2,580	2,730	0	12,275
Noncash Increase (Decrease) Related to Private Equity Investments			17,473	0	0
Deferred Purchase Price for Private Equity Investment			39,760	0	0
Reclassification of operating real estate to assets of properties held for sale	21,661	0	30,063	549	0
Transfer of Portfolio Operating Real Estate Properties to Other Assets			89,219	0	0
Transfer of Portfolio Operating Real Estate Properties to Deferred Costs and Intangible Assets			25,497	7,536	0
Transfer of Real Estate Debt Investments to Other Assets			8,952	0	0
Conversion of Stock, Amount Converted			0	0	2,136
Transfer of Mortgage Note Payable to Liabilities Held for Sale			28,962	0	0
Escrow deposit payable related to CRE debt investments	13,467	1,970	57,226	37,176	7,747
Dividends payable related to RSUs	381	0	2,128	0	0
Activity in Minority Interest			0	2,358	144
Elimination of Mortgage Notes Payable on Acquisition of Real Estate Debt Investment			0	0	36,252
Noncash Common Stock Related Transactions			17,712	0	0
Increase (Decrease) Of Restricted Cash In Connection Of Swap Collateral			0	0	22,389
Decrease of Restricted Cash in Connection of Swap Collateral			0	22,037	0
Transfer from Investments			0	26,100	0
Conversion of LTIP Units			0	2,516	0
Elimination of Available for Sale Securities			0	0	11,205
Due from Related Party			0	11,795	0
Consolidate Assets of Collateralized Debt Obligation Financing Transactions			0	0	212,205
Consolidate Liabilities of Collateralized Debt Obligation Financing Transactions			0	0	201,409
Non-cash related to PE Investments	$ 726	$ 13,378